8. CONVERTIBLE PROMISSORY NOTES (Details Textual 1) (USD $)	Jun. 30, 2012	Dec. 31, 2011
Notes to Financial Statements
Convertible promissory notes convertible at the option of the holders	5,642,843	4,303,863
Fair value of the embedded conversion option	$ 186,484	$ 227,547